FAIR VALUE MEASUREMENTS (FAIR VALUE ASSETS AND LIABILITIES MEASURED ON A RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	$ (905.5)	$ (739.5)
Purchases, sales, issuances and settlements, net	(102.5)	(215.3)
Total realized and unrealized gains (losses) included in net income	(73.5)	49.3
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0	0
Transfers into level 3	0	0
Transfers out of level 3	0	0
Assets of CLIC sold	0
Fair value, measurement with unobservable inputs reconciliation, ending balance	(1,081.5)	(905.5)
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	(73.5)	49.3
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	359.6	355.5
Purchases, sales, issuances and settlements, net	70.0	34.0
Total realized and unrealized gains (losses) included in net income	0	(0.3)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	20.1	(9.8)
Transfers into level 3	36.8	13.2
Transfers out of level 3	(69.4)	(33.0)
Assets of CLIC sold	(51.2)
Fair value, measurement with unobservable inputs reconciliation, ending balance	365.9	359.6
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	0	0
Available-for-sale securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0	13.1
Purchases, sales, issuances and settlements, net	(1.8)	0
Total realized and unrealized gains (losses) included in net income	0	0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	3.0	0
Transfers into level 3	36.5	0
Transfers out of level 3	0	(13.1)
Assets of CLIC sold	(2.2)
Fair value, measurement with unobservable inputs reconciliation, ending balance	35.5	0
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	0	0
Available-for-sale securities [Member] | Asset-backed Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	42.2	44.0
Purchases, sales, issuances and settlements, net	7.6	1.6
Total realized and unrealized gains (losses) included in net income	0	0.1
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	5.1	(3.6)
Transfers into level 3	14.0	0.1
Transfers out of level 3	0	0
Assets of CLIC sold	(9.7)
Fair value, measurement with unobservable inputs reconciliation, ending balance	59.2	42.2
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	0	0
Available-for-sale securities [Member] | Collateralized debt obligations [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	246.7	324.0
Purchases, sales, issuances and settlements, net	0	(85.4)
Total realized and unrealized gains (losses) included in net income	0	0.2
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0	7.9
Transfers into level 3	0	0
Transfers out of level 3	(246.7)	0
Assets of CLIC sold	0
Fair value, measurement with unobservable inputs reconciliation, ending balance	0	246.7
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	0	0
Available-for-sale securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0	6.2
Purchases, sales, issuances and settlements, net	1.1	0
Total realized and unrealized gains (losses) included in net income	0	0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0.1	0
Transfers into level 3	0	0
Transfers out of level 3	0	(6.2)
Assets of CLIC sold	0
Fair value, measurement with unobservable inputs reconciliation, ending balance	1.2	0
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	0	0
Available-for-sale securities [Member] | Mortgage pass-through securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	1.6	1.9
Purchases, sales, issuances and settlements, net	(1.2)	(0.3)
Total realized and unrealized gains (losses) included in net income	0	0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0	0
Transfers into level 3	0	0
Transfers out of level 3	0	0
Assets of CLIC sold	0
Fair value, measurement with unobservable inputs reconciliation, ending balance	0.4	1.6
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	0	0
Available-for-sale securities [Member] | Collateralized mortgage obligations [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance		16.9
Purchases, sales, issuances and settlements, net		0
Total realized and unrealized gains (losses) included in net income		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)		0
Transfers into level 3		0
Transfers out of level 3		(16.9)
Fair value, measurement with unobservable inputs reconciliation, ending balance		0
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date		0
Available-for-sale securities [Member] | Total fixed maturities, available for sale [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	650.1	761.6
Purchases, sales, issuances and settlements, net	75.7	(50.1)
Total realized and unrealized gains (losses) included in net income	0	0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	28.3	(5.5)
Transfers into level 3	87.3	13.3
Transfers out of level 3	(316.1)	(69.2)
Assets of CLIC sold	(63.1)
Fair value, measurement with unobservable inputs reconciliation, ending balance	462.2	650.1
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	0	0
Equity securities classification [Member] | Corporate debt securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	24.5	0.1
Purchases, sales, issuances and settlements, net	3.5	24.5
Total realized and unrealized gains (losses) included in net income	0	0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0	(0.1)
Transfers into level 3	0	0
Transfers out of level 3	0	0
Assets of CLIC sold	0
Fair value, measurement with unobservable inputs reconciliation, ending balance	28.0	24.5
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	0	0
Equity securities classification [Member] | Venture Capital Funds [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance		2.8
Purchases, sales, issuances and settlements, net		0
Total realized and unrealized gains (losses) included in net income		(2.5)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)		(0.3)
Transfers into level 3		0
Transfers out of level 3		0
Fair value, measurement with unobservable inputs reconciliation, ending balance		0
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date		0
Equity securities classification [Member] | Equity Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance		2.9
Purchases, sales, issuances and settlements, net		24.5
Total realized and unrealized gains (losses) included in net income		(2.5)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)		(0.4)
Transfers into level 3		0
Transfers out of level 3		0
Fair value, measurement with unobservable inputs reconciliation, ending balance		24.5
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date		0
Trading Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance		13.7
Purchases, sales, issuances and settlements, net		(7.7)
Total realized and unrealized gains (losses) included in net income		0.6
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)		(0.2)
Transfers into level 3		0
Transfers out of level 3		(6.4)
Fair value, measurement with unobservable inputs reconciliation, ending balance		0
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date		(0.2)
Trading Securities [Member] | Collateralized debt obligations [Member]
Assets:
Purchases, sales, issuances and settlements, net		(7.7)
Trading Securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Purchases, sales, issuances and settlements, net	29.0
Collateralized mortgage obligations [Member] | Trading Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance		5.8
Purchases, sales, issuances and settlements, net		0
Total realized and unrealized gains (losses) included in net income		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)		0
Transfers into level 3		0
Transfers out of level 3		(5.8)
Fair value, measurement with unobservable inputs reconciliation, ending balance		0
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date		0
Commercial Mortgage Backed Securities [Member] | Trading Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0
Purchases, sales, issuances and settlements, net	29.0
Total realized and unrealized gains (losses) included in net income	0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.4)
Transfers into level 3	0
Transfers out of level 3	0
Assets of CLIC sold	0
Fair value, measurement with unobservable inputs reconciliation, ending balance	28.6
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	(0.4)
Collateralized debt obligations [Member] | Trading Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance		7.3
Purchases, sales, issuances and settlements, net		(7.7)
Total realized and unrealized gains (losses) included in net income		0.6
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)		(0.2)
Transfers into level 3		0
Transfers out of level 3		0
Fair value, measurement with unobservable inputs reconciliation, ending balance		0
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date		(0.2)
US States and Political Subdivisions Debt Securities [Member] | Trading Securities [Member]
Assets:
Fair value, measurement with unobservable inputs reconciliation, beginning balance		0.6
Purchases, sales, issuances and settlements, net		0
Total realized and unrealized gains (losses) included in net income		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)		0
Transfers into level 3		0
Transfers out of level 3		(0.6)
Fair value, measurement with unobservable inputs reconciliation, ending balance		0
Liabilities:
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date		0
Interest sensitive products [Member]
Liabilities:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	(903.7)	(734.0)
Purchases, sales, issuances and settlements, net	(104.3)	(219.0)
Total realized and unrealized gains (losses) included in net income	(73.5)	49.3
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0	0
Transfers into level 3	0	0
Transfers out of level 3	0	0
Assets of CLIC sold	0
Fair value, measurement with unobservable inputs reconciliation, ending balance	(1,081.5)	(903.7)
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	(73.5)	49.3
Interest Sensitive Products Modified Coinsurance Agreement [Member]
Liabilities:
Fair value, measurement with unobservable inputs reconciliation, beginning balance	(1.8)	(5.5)
Purchases, sales, issuances and settlements, net	1.8	3.7
Total realized and unrealized gains (losses) included in net income	0	0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0	0
Transfers into level 3	0	0
Transfers out of level 3	0	0
Assets of CLIC sold	0
Fair value, measurement with unobservable inputs reconciliation, ending balance	0	(1.8)
Amount of total gains (losses) included in our net income relating to assets and liabilities still held as of the reporting date	$ 0	$ 0